Current Assets - Receivables	12 Months Ended
Jun. 30, 2021
Current Assets Receivables [Abstract]
Current Assets - Receivables

Note 15. Current Assets - Receivables

	June 30, 2021	June 30, 2020
		Restated
	US$	US$
Interest receivable	37,905	56,032
GST receivable[1]	136,239	105,124
Other receivable[1]	391,142	34,417
Total current receivables	565,286	195,573

1 The GST and other receivables are non‑interest bearing. There were no receivables with a material expected credit loss recorded during the financial year (2020: nil).